Taxation - Cyprus IP box regime (Details)		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2012
Taxation
Percentage of deemed deduction		80.00%
Period of Amortization And Any Direct Expenses Provisions		5 years
Maximum effective tax rate on eligible IP income.	2.50%	2.50%
Percentage of qualifying profits earned	80.00%
Percentage of tax loss set off limit	20.00%
Period for tax loss carry forward	5 years